Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000259889 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259889 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000259889 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000259889 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000259889 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000259889 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000259889 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259889 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259889 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259889 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259889 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000259889 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000259889 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000259888 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259888 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000259888 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259888 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000259888 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259888 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000259888 | State Street SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000259888 | Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259888 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259888 | abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259888 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259888 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259888 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000259888 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000259888 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000259890 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000259890 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000259890 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000259890 | iShares Core MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259890 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259890 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000259890 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000259890 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000259890 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000259890 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000259890 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259890 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259890 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000259890 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000000079 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000079 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000000079 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000079 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000079 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000079 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000079 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000079 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000079 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000079 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000000079 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000000079 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000000080 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000080 | Northwestern Mutual Series Fund, Inc., Select Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000000080 | Northwestern Mutual Series Fund, Inc., International Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000080 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000080 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000080 | Northwestern Mutual Series Fund, Inc., International Growth Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000080 | Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000080 | State Street SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000080 | Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000080 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000080 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000080 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000080 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000000080 | Foreign Equity
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000080 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000000076 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000076 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000076 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000076 | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000076 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000076 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000076 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000076 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000076 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000076 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000076 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000076 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000076 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000076 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000076 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000076 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000076 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000076 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000076 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000000076 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000076 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000000076 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000050280 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000050280 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000050280 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000050280 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050280 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050280 | Grupo Mexico SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000050280 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050280 | Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050280 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050280 | Bank Negara Indonesia Persero Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050280 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050280 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000050280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000050280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000050280 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000050280 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050280 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000050280 | India
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000050280 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000050280 | China
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000050280 | Other
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000000077 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000077 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000077 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000077 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000077 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000077 | MetLife, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000077 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000077 | The Charles Schwab Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000077 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000077 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000077 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000077 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000077 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000077 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000077 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000077 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000077 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000077 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000077 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000077 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000077 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000000077 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000000090 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000090 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000090 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000090 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000090 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000090 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000090 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000090 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000090 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000090 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000090 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000000090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000000090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000000090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000000090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000000083 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000000083 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000000083 | US Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000000091 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000091 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000091 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000091 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000091 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000091 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000091 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000091 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000091 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000091 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000091 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000091 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000091 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000091 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000000091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000081 | CCO Holdings LLC / CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000081 | TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000081 | HUB International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000081 | Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000081 | Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000081 | Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000081 | Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | 1011778 BC ULC / New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000081 | Antero Midstream Partners LP / Antero Midstream Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | Ardonagh Group Finance, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000081 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000081 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000081 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000081 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000081 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000081 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000081 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000081 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000081 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000000081 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000081 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000081 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000000089 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000089 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000089 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000089 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Twilio, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000089 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000089 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000089 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000089 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000089 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000089 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000089 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000089 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000089 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000089 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000000089 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000089 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000000078 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000078 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000078 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000078 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000078 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000078 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000078 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000078 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000078 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000078 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000078 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000078 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000078 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000078 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000000078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000078 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000000078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000050279 | Arrowhead Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | Sanmina Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050279 | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Advanced Energy Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | JBT Marel Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | LKQ Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | SiTime Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Solstice Advanced Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050279 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050279 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050279 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000050279 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050279 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050279 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050279 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000050279 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050279 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000050279 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000050279 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000050279 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000050276 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000050276 | New Zealand Government Bond
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050276 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050276 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050276 | HQLA Funding LLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050276 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050276 | United Kingdom Inflation-Linked Gilt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050276 | Australian Government Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050276 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050276 | Elmwood CLO 39, Ltd., Series 2025-2A, Class A1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000050276 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050276 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000050276 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000050276 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000050276 | Governments
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000000087 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000087 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000087 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000087 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000087 | Barclays PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000087 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000087 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000087 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000087 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000087 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000087 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000087 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000087 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000087 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000000087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000000087 | China
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000087 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000087 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000087 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000087 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000087 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000087 | United States
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000087 | Other
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000000086 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000086 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000086 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000086 | Safran SA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000086 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000086 | Airbus SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000086 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000086 | Compass Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000086 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000086 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000086 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000086 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000086 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000086 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000086 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000086 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000086 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000086 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000000086 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000086 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000086 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000086 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000086 | France
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000086 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000086 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000000086 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000086 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000086 | Other
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000050277 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000050277 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050277 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000050277 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000050277 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050277 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000050277 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050277 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050277 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050277 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050277 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000050277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050277 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050277 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050277 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000050277 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000050277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050277 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000050277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000050277 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000050277 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000000075 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000000075 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000075 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000000075 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000075 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000075 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000075 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000075 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000075 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000075 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000075 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000000075 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000000075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000050275 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050275 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Marsh & McLennan Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050275 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050275 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050275 | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Unilever PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050275 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050275 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050275 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050275 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000050275 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000050275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000050275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000050275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000050275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000050275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000050282 | US Treasury Inflation Index Bond
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050282 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050282 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	121.80%
C000050282 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000050282 | Federal Home Loan Mortgage Corp., Series 4092, Class AY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050282 | Federal Home Loan Mortgage Corp., Series 4387, Class AZ
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050282 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050282 | Beignet Investor LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050282 | Federal Home Loan Mortgage Corp., Series 4398, Class ZX
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050282 | US Treasury Stripped
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050282 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(52.90%)
C000050282 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050282 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000050282 | Governments
Holdings [Line Items]
Percent of Net Asset Value	129.40%
C000000085 | Carvana Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000085 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000085 | Royal Caribbean Cruises, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000085 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000085 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000085 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000085 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000085 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000085 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000085 | CloudFlare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000085 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000085 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000085 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000085 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000085 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000085 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000085 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000000085 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000085 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000085 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000085 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000000085 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000088 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000088 | Henry Schein, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000088 | Commerce Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000088 | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000088 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Becton Dickinson and Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000088 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000088 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000000088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000088 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000000088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000050283 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050283 | Uniform Mortgage Backed Security TBA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000050283 | Deutsche Bank Securities, Inc. Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050283 | Saudi Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050283 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000050283 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050283 | Colombian TES
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050283 | Project Cashmere
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050283 | Republic of South Africa Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050283 | European Union
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000050283 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000050283 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000050283 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000050283 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000050283 | Governments
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000050283 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000050283 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000050283 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050283 | Bank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050278 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050278 | Barclays PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050278 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050278 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050278 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050278 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050278 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050278 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050278 | Hitachi, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050278 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050278 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050278 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050278 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050278 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000050278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000050278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000050278 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000050278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000050278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000050278 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000050278 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000050278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000050278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000050278 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000050278 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050278 | Other
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000000082 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000082 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000082 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000082 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000082 | The Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000082 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000000082 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000000082 | Morgan Stanley Private Bank NA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000082 | Government National Mortgage Association, Series 2025-1, Class GC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000082 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000082 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000082 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000082 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000000082 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000000082 | Governments
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000050281 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050281 | Government National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000050281 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000050281 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000050281 | Government National Mortgage Association TBA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050281 | CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050281 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | HCA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000050281 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000050281 | AssetType:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050281 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000050281 | Structured Products
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000050281 | Governments
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000000074 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000074 | Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000074 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000074 | FirstCash Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Verra Mobility Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000074 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | BridgeBio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000074 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000074 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000074 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000074 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000074 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000000074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000000074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000000074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000074 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000084 | CareTrust REIT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000084 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000084 | PennyMac Financial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000084 | Curbline Properties Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000084 | Western Alliance Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000084 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000084 | Banc of California, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000084 | Sector:Short-Term Investments & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000084 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000000084 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000084 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000000084 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000084 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000084 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000084 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000084 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000084 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000000084 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000084 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.40%